Related party transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Management fees	$ 259	$ 346	$ 582	$ 759
Dividends	467	49	557	94
AerDragon
Related Party Transaction [Line Items]
Dividends	0	0	0	0
ACSAL
Related Party Transaction [Line Items]
Dividends	74	49	164	94
AerLift
Related Party Transaction [Line Items]
Dividends	393	0	393	0
Management fees | AerDragon
Related Party Transaction [Line Items]
Management fees	139	131	278	267
Management fees | ACSAL
Related Party Transaction [Line Items]
Management fees	120	120	240	240
Management fees | AerLift
Related Party Transaction [Line Items]
Management fees	$ 0	$ 95	$ 64	$ 252